SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENT	SUBSEQUENT EVENTSubordinate FacilityOn January 19, 2022, the Company entered into a credit agreement for a new subordinate credit facility (the "Subordinate Facility") with CIBC and BDC (the "Subordinate Lenders"), pursuant to which the Subordinate Lenders agreed to make available to the Company a non-revolving term facility in the principal amount of up to Cdn $60 million. This facility was fully drawn on January 21, 2022 and has a four year term, maturing on January 19, 2026. The facility bears an interest rate of 5.00% per annum for the first year which increases annually thereafter. In the second year the rate is the greater of, (i) the interest rate applicable to the operating loans under the Revolving Facility plus 1.00% (see note 27(b)); and (ii) 6.00% per annum. In the third year the rate is the greater of (i) the interest rate applicable to the operating loans under the Revolving Facility plus 2.00% (see note 27(b)); and (ii) 7.00% per annum. In the fourth year the rate is equal to the greater of (i) the interest rate applicable to the operating loans under the Revolving Facility plus 3.00% (see note 27(b)); and (ii) 8.00% per annum. The facility is also subject to an upfront fee of 1.25% and an annual fee on outstanding borrowings in the amount of 1.00% on the first anniversary, 1.25% on the second anniversary and 1.50% on the third anniversary. The facility also contains a mandatory prepayment clause stating that for the quarter ending December 31, 2022 and quarters thereafter, 50% of ending cash for the quarter in excess of the cash threshold of $75 million must be repaid against the outstanding principal, up to an annual cap of $25 million. Excluding this cash sweep, pre-payments on this facility may be made without penalty beginning July 19, 2023. The Subordinate Facility contains customary affirmative, negative and financial covenants, including restrictions on dividend payments while the Subordinate Facility is drawn, and is secured under a general security agreement over our significant entities. On January 19, 2022, the Company received a waiver of certain financial covenants, which will remain in place through December 31, 2022.